Financial Instruments - Summary of Detailed Information About Hedges Items (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	$ 2,834,608		$ 2,011,050	$ 86,447
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	(243,954)	$ (7,440)	7,493
Hedged item, assets	243,954		(7,493)	7,440
Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item, Asset	323,983		80,029	9,881
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	(562,598)	$ (17,158)	312,029
Hedged item, assets	562,598		(312,029)	17,158
Accumulated Gains or Losses in Other Equity, Continuing Hedges	$ 923,574		$ 360,976	$ 28,166